COMMITMENTS AND CONTINGENCIES	12 Months Ended
Feb. 28, 2026
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

12. COMMITMENTS AND CONTINGENCIES

Litigation

Occasionally, the Company may be involved in claims and legal proceedings arising from the ordinary course of its business. The Company records a provision for a liability when it believes that is both probable that a liability has been incurred, and the amount can be reasonably estimated. If these estimates and assumptions change or prove to be incorrect, it could have a material impact on the Company’s condensed consolidated financial statements. Contingencies are inherently unpredictable, and the assessments of the value can involve a series of complex judgments about future events and can rely heavily on estimates and assumptions.

The related legal costs are expensed as incurred.

On September 24, 2024, a prospective lender filed a claim against the Company for an alleged breach of a non-binding term sheet made on June 7, 2024. The Company and its counsel believe the claim is without merit however the courts have mandated mediation. After consideration of business factors the parties executed a settlement agreement in June 2025 with the Company agreeing to pay $65,000 with no admission of wrongdoing. The Company paid the $65,000 on August 1, 2025.

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

Operating Lease

On March 10, 2021, the Company entered into a 10 year lease agreement for a manufacturing facility at 10800 Galaxie Avenue, Ferndale, Michigan, 48220, commencing on May 1, 2021 through to April 30, 2031 with a minimum base rent of $15,880 per month. The base rent increase by 3% per annum commencing May 1, 2024. The Company paid a security deposit of $15,880.

On February 5, 2024, the Company entered into a 3-year lease agreement for a vehicle commencing February 5, 2024 through to February 5, 2027 with a minimum base rent of $1,223 per month. The Company paid a down payment of $9,357.

On March 11, 2025, the Company entered into a 3-year lease agreement for a vehicle commencing March 11, 2025 through to March 11, 2028 with a minimum base rent of $1,286 per month. The Company paid a down payment of $13,188. The Company recorded the right of use asset of $53,739 with a corresponding adjustment to operating lease liability.

The Company’s leases are accounted for as operating leases. The weighted average discount rate used was 10% and the weighted average remaining lease term at February 28, 2026 was 4.93 years. Rent expense and operating lease cost are recorded over the lease terms on a straight-line basis. Rent expense and operating lease cost was $251,883 and $240,731 for the years ended February 28, 2026 and February 28, 2025, respectively.

Maturity of Lease Liabilities	Operating Leases
February 28, 2027	$243,690
February 28, 2028	227,383
February 29, 2029	207,558
February 28, 2030	207,558
February 28, 2031	207,558
February 28, 2032 and after	34,593
Total lease payments	1,128,340
Less: Interest	(207,956)
Present value of lease liabilities	$920,384

ARTIFICIAL INTELLIGENCE TECHNOLOGY SOLUTIONS INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS